Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	83 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000200717
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000200719
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000200718
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
Without Sales Load [Member] | C000200717
Average Annual Return [Line Items]
Average Annual Return, Percent	5.09%	2.54%	2.39%
Without Sales Load [Member] | C000200719
Average Annual Return [Line Items]
Average Annual Return, Percent	5.22%	2.63%	2.47%
Without Sales Load [Member] | C000200718
Average Annual Return [Line Items]
Average Annual Return, Percent	5.20%	2.65%	2.48%
UBS Index: ICE BofA 3 Month US Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3 Month US Treasury Bill Index
Average Annual Return, Percent	4.91%	2.64%	2.50%
UBS Index: ICE BofA 3 Month US Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3 Month US Treasury Bill Index
Average Annual Return, Percent	4.91%	2.64%	2.50%
UBS Index: ICE BofA 3 Month US Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3 Month US Treasury Bill Index
Average Annual Return, Percent	4.91%	2.64%	2.50%
UBS Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.61%
UBS Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.61%
UBS Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.61%